Fair Value Measurement on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement on a Recurring Basis [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2025, and indicates the fair value hierarchy of the inputs that the Company utilized to determine such fair value.

December 31, 2025

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets:
Assets held in Trust Account – U.S. government debt securities	$281,884,195	$—	$—	$281,884,195
Total	$281,884,195	$—	$—	$281,884,195